U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-23460

IDR Core Property Index Fund Ltd

(Exact name of registrant as specified in charter)

3 Summit Park Drive

Suite 450

Independence, OH 44131

(Address of Principal Executive Offices)

Gary A. Zdolshek

IDR Investment Management, LLC

3 Summit Park Drive

Suite 450

Independence, OH 44131

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (216) 622-0004

Date of fiscal year end: June 30

Date of reporting period: December 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Shareholders

(a)

Core Property Index Fund Ltd

Semi-Annual Report

For the Six Months Ended December 31, 2021
(Unaudited)

IDR Core Property Index Fund Ltd

TABLE OF CONTENTS
For the Six Months Ended December 31, 2021 (Unaudited)

Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Statement of Cash Flows	6
Financial Highlights	7
Notes to Financial Statements	8
Other Information	16

This report is submitted for the general information of the stockholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

IDR Core Property Index Fund Ltd

Schedule of Investments
As of December 31, 2021 (Unaudited)

	Original Acquisition Date	Shares/ Units	Percent of Net Assets	Cost	Fair Value
PRIVATE REAL ESTATE INVESTMENT FUNDS — 107.3%
UNITED STATES OF AMERICA (a)(b) — 107.3%
ASB Allegiance Real Estate Fund, LP	12/31/2021	n/a	6.6%	$1,222,500	$1,222,500
BGO Diversified U.S. Property Fund, LP	10/1/2021	546	8.1%	1,400,000	1,498,138
CBRE U.S. Core Partners, LP	12/31/2021	142,458	1.4%	260,100	260,093
Clarion Lion Properties Fund, LP	4/1/2021	1,484	14.7%	2,312,559	2,698,804
Invesco Core Real Estate - U.S.A., L.P.	4/1/2021	12	14.0%	2,258,408	2,580,435
JP Morgan Strategic Property Fund FIV2 (U.S.), LP	10/1/2021	345,105	23.4%	4,000,000	4,319,065
Prime Property Fund, LLC	6/30/2021	156	18.5%	3,000,000	3,416,078
PRISA LP	4/1/2021	1,232	14.5%	2,243,256	2,665,428
Smart Markets Fund, L.P.	9/1/2021	594	6.1%	1,000,000	1,123,148

TOTAL PRIVATE REAL ESTATE INVESTMENT FUNDS				17,696,823	19,783,689

TOTAL INVESTMENTS — 107.3%				17,696,823	19,783,689
Liabilities in excess of other assets — (7.3)%					(1,342,698)
NET ASSETS — 100%					$18,440,991

(a)

Restricted security. The total cost and fair value of these restricted investments as of December 31, 2021 was $17,696,823 and $19,783,689, respectively, which represents 107.3% of total net assets of the Fund.

(b)	Redemptions permitted quarterly and redemption notices for the private real estate investment funds is 90 days.

IDR Core Property Index Fund Ltd

SUMMARY OF INVESTMENTS
As of December 31, 2021 (Unaudited)

Security Type/Country of Incorporation	Percent of Net Assets
Private Real Estate Investment Funds
United States	107.3%
Total Private Real Estate Investment Funds	107.3%
Total Investments	107.3%
Liabilities in excess of other assets	(7.3)%
Net Assets	100.0%

The accompanying notes are an integral part of these Financial Statements.

IDR Core Property Index Fund Ltd

Statement of Assets and Liabilities
As of December 31, 2021 (Unaudited)

Assets:
Investments, at value (cost $17,696,823)	$19,783,689
Cash	2,789,335
Receivable from Manager	774,455
Distributions from investments receivable	38,297
Deferred offering costs (see Note 2)	225,426
Total assets	23,611,202

Liabilities:
Proceeds from sale of shares received in advance	4,160,000
Offering costs payable (see Note 2)	284,020
Organizational costs payable (see Note 2)	383,735
Professional fees payable	179,339
Directors’ fees payable	101,250
Chief Compliance Officer fees	5,000
Accrued other expenses	56,867
Total liabilities	5,170,211

Net Assets	$18,440,991

Components of Net Assets:
Paid-in capital (Common stock, $0.001 par value; 1,000,000,000 shares authorized)	$16,291,324
Total distributable earnings	2,149,667
Net Assets	$18,440,991

Class A Common Stock:
Net assets applicable to common shares outstanding	$18,440,991
Common shares issued and outstanding	1,583,820
Net asset value per share	$11.64

The accompanying notes are an integral part of these Financial Statements.

IDR Core Property Index Fund Ltd

Statement of Operations
For the Six Months Ended December 31, 2021 (Unaudited)

Investment Income:
Dividend income	$148,268
Total investment income	148,268

Expenses:
Offering costs (see Note 2)	396,376
Professional fees	85,956
Directors’ fees	67,500
Chief Compliance Officer fees	30,000
Management fees	30,025
Accounting and administration fees	39,050
Custodian fees	1,636
Other expenses	42,381
Total expenses	692,924
Management fees waived and other expenses reimbursed	(669,892)
Net expenses	23,032
Net investment income	125,236

Net Realized Gain and Change in Unrealized Appreciation:
Net realized gain on investments	5,746
Net change in unrealized appreciation on investments	1,857,724
Net realized gain and change in unrealized appreciation	1,863,470

Net Increase in Net Assets from Operations	$1,988,706

The accompanying notes are an integral part of these Financial Statements.

IDR Core Property Index Fund Ltd

Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2021 (Unaudited)	For the Period April 1, 2021* through June 30, 2021
Changes in Net Assets from:
Operations:
Net investment income (loss)	$125,236	$(8,502)
Net realized gain on investments	5,746	728
Net change in unrealized appreciation on investments	1,857,724	229,142
Net increase in Net Assets from operations	1,988,706	221,368

Distributions to Shareholders:
Distributions:
Class A common stock	(58,101)	(2,306)
Return of capital:
Class A common stock	(52,546)	(56,044)
Total distributions to shareholders	(110,647)	(58,350)

Capital Transactions:
Proceeds from sale of shares:
Class A common stock	10,540,000	5,835,000
Reinvestment of distributions:
Class A common stock	23,214	1,700
Net increase in Net Assets from capital transactions	10,563,214	5,836,700

Total increase in Net Assets	12,441,273	5,999,718

Net Assets:
Beginning of period	5,999,718	—
End of period	$18,440,991	$5,999,718

Capital Share Transactions:
Shares sold:
Class A common stock	998,012	583,500
Shares reinvested:
Class A common stock	2,143	165
Net increase in capital share transactions	1,000,155	583,665

*	Commencement of operations.

The accompanying notes are an integral part of these Financial Statements.

IDR Core Property Index Fund Ltd

Statement of Cash Flows
For the Six Months Ended December 31, 2021 (Unaudited)

Cash flows from operating activities:
Net increase in Net Assets from operations	$1,988,706
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Capital called by Investment Funds	(8,932,600)
Capital distributions received from Investment Funds	31,661
Net realized gain on investments	(5,746)
Net change in unrealized appreciation on investments	(1,857,724)
Changes in operating assets and liabilities:
Decrease in receivable from Manager	166,247
Increase in receivable for distributions from investments	(15,769)
Decrease in receivable for deferred operating costs	450,851
Decrease in offering costs payable	(544,749)
Decrease in organizational costs payable	(223,192)
Increase in professional fees payable	40,253
Increase in directors’ fees payable	67,500
Decrease in Chief Compliance Officer fees payable	(10,188)
Increase in accrued other expenses payable	23,514
Net cash used in operating activities	(8,821,236)

Cash flows from financing activities:
Proceeds from shares sold, including proceeds from sale of shares in advance	9,635,000
Distributions paid to shareholders, net of reinvestments	(144,083)
Net cash provided by financing activities	9,490,917

Net increase in cash	669,681

Cash:
Beginning of period	2,119,654
End of period	$2,789,335

Non cash financing activities not included herein consist of $23,214 of reinvested dividends.

The accompanying notes are an integral part of these Financial Statements.

IDR Core Property Index Fund Ltd

Financial Highlights
Class A Common Stock

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2021 (Unaudited)	For the Period April 1, 2021* through June 30, 2021
Net asset value, beginning of period	$10.28	$10.00
Income from Investment Operations:
Net investment income (loss)	0.11	(0.01)
Net realized and unrealized gain	1.35	0.39
Total from investment operations	1.46	0.38

Less Distributions:
From net investment income	(0.05)	— [1]
From return of capital	(0.05)	(0.10)
Total distributions	(0.10)	(0.10)

Net asset value, end of period	$11.64	$10.28

Total Return[2]	14.34%[5]	3.79%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18,441	$6,000
Net investment loss to average net assets[3]	(7.34)%[6]	(0.58)%[6]
Ratio of gross expenses to average net assets[3,4]	9.34%[6]	45.52%[6]
Ratio of expense waiver to average net assets[3]	(9.03)%[6]	(42.78)%[6]
Ratio of net expenses to average net assets[3]	0.31%[6]	2.74%[6]
Portfolio Turnover	0%[5]	0%[5]

*	Commencement of operations.

[1]	Amount represents less than $0.01 per share.

[2]

Total Return based on net asset value per share is the combination of changes in net asset value per share and reinvested dividend income at net asset value per share, if any. Total returns would have been lower had the Manager not waived its fees and reimbursed expenses.

[3]	The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.

[4]	Represents the ratio of expenses to average Net Assets absent fee waivers and/or expense reimbursement by the Adviser.

[5]	Not annualized.

[6]	Annualized, except for non-recurring expenses.

The accompanying notes are an integral part of these Financial Statements.

IDR Core Property Index Fund Ltd

Notes to Financial Statements
December 31, 2021 (Unaudited)

1. Organization

IDR Core Property Index Fund Ltd was organized as a Maryland corporation (the “Company”) on April 11, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that operates as a closed-end non-diversified, management investment company. The Company intends to elect to be treated for U.S. federal income tax purposes, and to qualify annually thereafter, as a “real estate investment trust” pursuant to the Internal Revenue Code of 1986, as amended (the “Code”), Sections 856 through 860 (a “REIT”). The Company is managed by IDR Investment Management, LLC (the “Manager”). The Company’s registration statement permits it to offer two classes of shares known as the Class A Common Stock and Class B Common Stock. The Company commenced investment operations on April 1, 2021 with the Class A Common Stock. As of December 31, 2021, no Class B Common Stock had been sold.

The Company’s investment objective is to employ an indexing investment approach that seeks to track the NCREIF Fund Index — Open End Diversified Core Equity X (the “NFI-ODCE X” or the “NFI-ODCE X Index”) on a net-of-fee basis while minimizing tracking error. The Company will pursue its investment objective by investing primarily in real estate investment vehicles that comprise the NFI-ODCE X Index (the “Eligible Component Funds”), actively managing allocations to such Eligible Component Funds to approximate the relative weighting of such Eligible Component Funds within the NFI-ODCE X Index, and investing in short-term temporary investments and cash equivalents on an interim basis pending investment in Eligible Component Funds. In accordance with the foregoing, pending investment in Eligible Component Funds, the Company may invest excess cash in cash equivalents, U.S. government securities or high-quality debt securities maturing in one year or less from the time of investment. The Company will attempt to replicate the target index by investing all, or substantially all, of its assets in the Eligible Component Funds that make up the NFI-ODCE X Index, holding each Eligible Component Fund in approximately the same proportion as its weighting in the NFI-ODCE X Index. The Company anticipates investing, under normal circumstances, at least 80% of its total assets in Eligible Component Funds that comprise the NFI-ODCE X Index. There can be no assurance the Company will achieve its investment objective.

The NCREIF Fund Index — Open End Diversified Core Equity (the “NFI-ODCE”) is the first fund index promulgated by the National Council of Real Estate Investment Fiduciaries (“NCREIF”). The NFI-ODCE is an index of investment returns reporting on both a historical and current basis the results of open-end commingled funds pursuing a core real estate investment strategy, some of which have performance histories dating back to the 1970s.

The NFI-ODCE is currently comprised of twenty-seven component funds (the “Component Funds”). These Component Funds are generally defined as funds which purchase the four main property types (office, retail, apartments and industrial) in the U.S. using less than 35% leverage. The NFI-ODCE performance is reported on a capitalization-weighted and equal-weighted basis and returns are reported gross and net of fees. Performance measurement and reporting is time-weighted. The Manager has signed a licensing agreement with NCREIF to also provide the NFI-ODCE X Index as a secondary index which tracks only “Eligible Component Funds” (i.e., only those Component Funds that are not considered “group trusts”) that rely on Internal Revenue Service’s Revenue Ruling 81-100, as modified, from time to time, by the Internal Revenue Service. Under the above Revenue Ruling, the only investors that are permitted to invest in such group trusts are U.S. public and private pension plans and individual retirement accounts. The NFI-ODCE X Index is designed to provide investors that are not able to access all Component Funds in the NFI-ODCE Index a more accurate index to benchmark their core holdings.

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Company is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies and Accounting Standards Update (“ASU”) 2013-08. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

IDR Core Property Index Fund Ltd

NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2021 (Unaudited)

Valuation of Investments

The Board of Directors (“Board”) has established an Audit Committee to oversee the valuation of the Company’s investments on behalf of the Company. The Board has approved a valuation policy for the Company (the “Valuation Policy”). The Audit Committee recommends and the Board determines the fair value of the Company’s portfolio of assets on a quarterly basis in connection with the preparation of the Company’s financial statements and SEC reports as required by the 1940 Act. Among other factors, the Audit Committee and the Board may consider reports prepared by an independent valuation firm with respect to some or all of the Company’s portfolio assets when determining the value of the Company’s portfolio assets. All investments are recorded at fair value, as described in Note 6.

Investment Transactions, Interest and Dividends

Investment transactions are recorded on trade date. Realized gains and losses on investment transactions are determined on a specific identification basis and are included as net realized gain (loss) on investments in the accompanying statement of operations. The difference between the cost and the fair value of open investments is reflected as unrealized appreciation (depreciation) on investments, and any change in that amount from the prior period is reflected in the accompanying statement of operations. Interest income and expense is recognized under the accrual basis. Dividend income is recognized on the ex-dividend date.

Income from Investment Companies

Distributions received or receivable from investments in investment companies are evaluated by the Manager to determine if the distribution is income or a return of capital. Generally, income is not recorded unless the manager of the investment company has declared the distribution, there is cash available to make the distribution and there are accumulated earnings in excess of the amount recorded as income. Distributions classified as a return of capital are a reduction in the cost basis of the investment.

Amounts shown as expenses in the statement of operations and financial highlights include only those expenses charged directly to the Company and do not reflect management fees, advisory fees brokerage commissions and other fees and expenses incurred by investment companies in which the Company is invested. These amounts are included in net change in unrealized appreciation on investments in the accompanying statement of operations. Also, included in the net change in unrealized appreciation on underlying investments is the Company’s allocable share of realized and unrealized gains or losses from underlying investments held by the investment companies.

Organizational and Offering Costs

The Manager has agreed to advance the Company’s organizational costs and offering costs. Organizational costs are expensed as incurred and are subject to recoupment by the Manager in accordance with the Company’s organization and offering expense limitation agreement discussed in Note 4. Offering costs, which are also subject to the Company’s organization and offering expense limitation agreement and discussed in Note 4, are amortized to expense over twelve months on a straight-line basis.

Organizational costs consist of the costs of forming the Company, drafting of bylaws, administration, custody and transfer agency agreements and legal services in connection with the initial meeting of directors. Offering costs consist of the costs of preparing, reviewing and filing with the SEC the Company’s registration statement, the costs of preparing, reviewing and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the Prospectus, Statement of Additional Information and/or marketing materials, and the amounts of associated filing fees and legal fees associated with the offering. As of December 31, 2021, the total deferred offering costs equaled $225,426.

As of December 31, 2021, $396,376 has been expensed subject to the Company’s organization and offering expense limitation agreement.

Federal Income Taxes

The Company intends to qualify as a “real estate investment trust“ pursuant to the Code. The Company will be organized and operated in such a manner as to qualify for taxation as a REIT under the applicable provisions of the Code.

The Company’s qualification as a REIT depends upon the continuing satisfaction by the Company of requirements of the Code relating to qualification for REIT status. Some of these requirements depend upon actual operating results, distribution levels, diversity of stock ownership, asset composition, source of income and record keeping. Accordingly, while the Company intends to continue to qualify to be taxed as a REIT, the actual results of the Company or of certain subsidiaries that are also REITs (“REIT Subsidiaries”) for any

IDR Core Property Index Fund Ltd

NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2021 (Unaudited)

particular year might not satisfy these requirements since the ability to satisfy such requirements depends on the operations of the underlying Eligible Component Funds over which the Company has no control. The Company will not monitor the REIT Subsidiaries’ compliance with the requirements for REIT qualification.

Distributions to Shareholders

To the extent the Company has earnings available for distribution, it expects to distribute quarterly dividends. The specific tax characteristics of the Company’s distributions will be reported to shareholders after the end of the calendar year. The Company’s quarterly dividends, if any, will be authorized and determined by the Board.

The Company determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including capital loss carryover); however, it may distribute any excess annually to its shareholders.

The Company has adopted a tax year end of December 31. The exact amount of distributable income for each tax year can only be determined at the end of the Company’s tax year ended December 31. Under Section 19 of the Investment Company Act, the Company is required to indicate the sources of certain distributions to shareholders. The estimated distribution composition may vary from quarter to quarter because it may be materially impacted by future income, expenses and realized gains and losses on securities and fluctuations in the value of the currencies in which Company assets are denominated.

The Company, in order to qualify as a REIT, is required to distribute dividends, other than capital gain dividends, to the Company’s shareholders in an amount at least equal to (1) the sum of (a) 90% of the Company’s “real estate investment trust taxable income,” computed without regard to the dividends paid deduction and the Company’s net capital gain, and (b) 90% of the Company’s net after-tax income, if any, from foreclosure property minus (2) the sum of certain items of non-cash income.

3. Principal Risks

Non-Diversified Status

The Company is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Company’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Company’s assets, losses suffered by such securities could result in a higher reduction in the Company’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Company may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Limited Liquidity

Stockholders (each, a “Stockholder” and collectively, the “Stockholders”) will have limited rights to redeem capital from the Company. As a result, a Stockholder that desires to liquidate his or her investment in the Company may be unable to do so within a given timeframe, if at all. Therefore, Stockholders must be prepared to bear the financial risks of an investment in shares of the Company for an indefinite

Credit Risk

Financial assets which potentially expose the Company to credit risk consist principally of cash and investments. The Company, at times, may maintain deposits with a single high-quality financial institution in amounts that are in excess of federally insured limits; however, the Company has not experienced, nor does it anticipate, incurring any losses in its cash accounts. Investments in other investment companies are subject to credit risk should those other investment companies be unable to fulfill their redemption obligations.

Market Risk

The Company invests in other investment companies which are subject to the terms of the respective investment companies’ agreements, private placement memoranda and other governing agreements. The Company’s investments in other investment companies are subject to the market and credit risks of investments held by those entities. The Company bears the risk of loss only to the extent of the cost of its respective investment in the other investment companies.

IDR Core Property Index Fund Ltd

NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2021 (Unaudited)

4. Investment Advisory and Other Agreements

IDR Investment Management, LLC serves as the Company’s investment adviser. Pursuant to the Management Agreement, the Company has agreed to pay the Manager the Management Fee for services rendered under the Management Agreement. The Management Fee is payable quarterly in arrears. Management Fees for any partial quarter will be appropriately prorated and adjusted for any share issuances or repurchases during the relevant quarter. The Management Fee will be calculated at an annual rate of 0.40% of the Company’s net assets at the end of the most recently completed calendar quarter. The Manager has agreed to waive 0.10% of its management fee that it would otherwise be entitled to under the Management Agreement during the first twenty-four months following the Company’s initial closing. As a result, the base management fee due under the Management Agreement will be 0.30% during such period. For the six months ended December 31, 2021, the Manager waived $7,506 of its management fee which is included in management fees waived and other expenses reimbursed in the statement of operations. The Manager will not be entitled to receive any other advisory fees (including any incentive fee) under the Management Agreement, other than the Management Fee.

The Manager has incurred and/or paid certain organizational and offering-related expenses (“O&O Expenses”) on behalf of the Company in connection with its formation and the private placement offering of shares of its Class A Common Stock, which amounts are reimbursable by the Company. The Manager and the Company have entered into an organization and offering expense limitation agreement (the “O&O Expense Limitation”) under which the Company shall only be required to reimburse the Manager for aggregate O&O Expenses incurred and/or paid on the Company’s behalf in an amount equal to 0.50% of the aggregate gross proceeds raised by the Company in connection with offer and sale of its shares of Class A Common Stock (the “Reimbursement Limit”) until all of the O&O Expenses incurred and/or paid by the Manager have been recovered; provided, that the reimbursement of any O&O Expenses in excess of the then current Reimbursement Limit shall be deferred until otherwise payable for a period of up to five (5) years following the date on which such O&O Expenses were originally incurred and/or paid by the Manager. For the six months ended December 31, 2021, the amount of these potentially recoverable O&O expenses is $374,057 which is included in management fees waived and other expenses reimbursed in the statement of operations. At December 31, 2021, the total amount of these potentially recoverable O&O expenses is $1,217,815, which expire as follows:

June 30, 2026	$843,758
June 30, 2027	374,057
Total	$1,217,815

The Manager and the Company have entered into an operational expense limitation agreement (the “Expense Limitation”) under which the Manager has agreed, during the calendar quarter commencing July 1, 2021 and ending September 30, 2021 and during the calendar quarter commencing October 1, 2021 and ending December 31, 2021 (each a “Limitation Period”), to absorb the ordinary operating expenses of the Company (excluding interest, brokerage commissions and extraordinary expenses of the Company) (“Operating Expenses”) that exceed 0.20% and 0.00% per quarter, respectively, of the Company’s net assets attributable to interests in the Company at the end of the Limitation Period.

For the six months ended December 31, 2021, the Manager absorbed operational expenses totaling $288,329 which is included in management fees waived and other expenses reimbursed in the statement of operations. The Company agrees to carry forward for a period not to exceed three (3) years from the end of the Limitation Period (the “Subsequent Reimbursement Period”) any Operating Expenses in excess of the Expense Limitation incurred during the Limitation Period that are paid or assumed by the Manager (or an affiliate of the Manager) pursuant to this Agreement (“Excess Operating Expenses”) and to reimburse the Manager (or an affiliate of the Manager) in the amount of such Excess Operating Expenses as set forth herein. Such reimbursement will be made as promptly as possible, but only to the extent it does not cause the Operating Expenses for any calendar quarter subsequent to the Limitation Period (a “Subsequent Quarter”) to exceed the applicable limitation on the Company’s Operating Expenses set forth in any expense limitation agreement in form and substance similar to this Agreement (a “Subsequent Expense Limitation Agreement”) in effect with

IDR Core Property Index Fund Ltd

NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2021 (Unaudited)

respect to such Subsequent Quarter (a “Subsequent Expense Limitation”), or in the absence of any Subsequent Expense Limitation Agreement, the Expense Limitation. At December 31, 2021, the total amount of these potentially recoverable expenses is $534,049, which expire as follows:

June 30, 2024	$245,720
September 30, 2024	256,844
December 31, 2024	31,485
Total	$534,049

Foreside Fund Officer Services, LLC provides Chief Compliance Officer (“CCO”) services to the Company; UMB Fund Services, Inc. (“UMBFS”) serves as the Company’s fund accountant, transfer agent and administrator; Wilmington Savings Fund Society, FSB, serves as the Company’s custodian. The Company’s allocated fees incurred for services provided for the six months ended December 31, 2021, are reported on the Statement of Operations.

5. Control Ownership and Related Party Transactions

Related party transactions with the Manager are disclosed above. The beneficial ownership, either directly or indirectly, of more than twenty-five percent (25%) of the voting securities creates a presumption of control of the Company, under Section 2(a)(9) of the 1940 Act. As of December 31, 2021, Schurz Communications, Inc. had ownership in the Company in the amount of 25.26%. Schurz Communications, Inc. is not affiliated to the Company. Stockholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by Stockholders of the Company.

6. Fair Value of Investments

ASC 820, Fair Value Measurements (“ASC 820”), defines fair value as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. ASC 820 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable in puts by prioritizing the use of the most observable input when available. Observable inputs are inputs that market participants would use in pricing the asset and liability based on market data obtained from sources independent of the reporting entity; unobservable inputs are inputs that reflect the Company’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

A financial instrument level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the fair value hierarchy, the hierarchy level is determined based on the lowest level input(s) that is (are) significant to the fair value measurement in its entirety.

The three levels of the fair value hierarchy that prioritize inputs to the valuation methods are as follows:

●	Level 1 – Valuations based on quoted prices (unadjusted) in active markets for identical assets or liabilities.

●	Level 2 – Valuations based on quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

●

Level 3 – Valuations based on inputs that are unobservable and deemed significant to the overall fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

Investments in other investment companies are valued at fair value based on the Company’s applicable percentage of ownership of the investment companies’ reported net assets as of the measurement date, which is a practical expedient for valuation and does not require these investments to be categorized within the fair value hierarchy as determined by the Manager. In determining fair value, the Manager utilizes valuations provided by the underlying investment companies. The underlying investment companies value securities, real estate and other financial instruments at fair value. The estimated fair values of certain investments of the underlying investment companies, which may include private placements, real estate and other securities for which prices are not readily available, are determined by the general partner or sponsor of the respective investment company and may not reflect amounts that could be realized upon immediate sale, nor amounts that ultimately may be realized. Accordingly, the estimated fair values may

IDR Core Property Index Fund Ltd

NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2021 (Unaudited)

differ significantly from the values that would have been used had ready market existed for these investments. The fair value of the Company’s investments in other investment companies generally represents the amount the Company would expect to receive if it were to liquidate its investment in the other investment companies excluding any redemption charges that may apply. As of December 31, 2021, the fair value of investments valued by the Company using the net asset value (“NAV”) per share (or its equivalent) as a practical expedient for fair value is $19,783,689.

7. Federal Income Taxes

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gains or loss items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

The tax character of distributions will be evaluated once paid after the tax year ended December 31, 2021.

The components of distributable earnings/deficit on a tax basis will be evaluated as of December 31, 2021.

At June 30, 2021, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$8,790,138
Gross unrealized appreciation	229,142
Gross unrealized depreciation	—
Net unrealized appreciation on investments	$229,142

There are no differences between cost and unrealized amounts for financial statement and federal income tax purposes because the Company will not complete its first tax year end until December 31, 2021.

8. Private Placements and Repurchases of Common Shares

The Company intends to conduct one or more private offerings (each, a “Private Placement”) of its Common Shares from time to time in order raise capital to invest in accordance with its investment objective. The Company intends to conduct such Private Placements in conformity with Section 4(2) under the Securities Act of 1933, as amended (the “Securities Act”), or Regulation D promulgated thereunder, in order to permit the offer, issuance and sale of its Common Shares in connection therewith without registration under the Securities Act.

Eligible Investors

Common Shares will be offered only to eligible investors. This means that to purchase Common Shares of the Company, a prospective Stockholder will be required to certify that the Common Shares are being acquired by an “accredited investor”, as defined in Rule 501(a) of Regulation D promulgated under the Securities Act. An “accredited investor” includes, among other investors, a natural person who has a net worth (or a joint net worth with that person’s spouse), excluding the value of such natural person’s primary residence, immediately prior to the time of purchase in excess of $1 million, or income in excess of $200,000 (or joint income with the investor’s spouse in excess of $300,000) in each of the two preceding years and has a reasonable expectation of reaching the same income level in the current year, and certain legal entities with total assets exceeding $5 million. Existing Stockholders seeking to purchase additional Common Shares will be required to qualify as eligible investors at the time of the additional purchase. The Manager may from time to time impose stricter or less stringent eligibility requirements. Common Shares may not be purchased by nonresident aliens, foreign corporations, foreign partnerships, foreign trusts or foreign estates, all as defined in the Code.

Investor Subscriptions and Capital Calls

The Company intends to accept subscriptions from investors in connection with each Private Placement, pursuant to which such investors will commit to purchase up to an aggregate dollar amount of the Common Shares from time to time in one or more draw-downs of capital by the Company. The Company will generally draw down capital from subscribing investors and issue Common Shares to such investors on a quarterly basis (each, a “Capital Call”), depending upon availability of investments in Eligible Component Funds and the overall weighting of the Company’s portfolio relative to the NFI-ODCE X Index. A portion of the proceeds of such Capital Calls

IDR Core Property Index Fund Ltd

NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2021 (Unaudited)

may also be used by the Company to pay expenses, including any fees or expenses payable to the Manager under the Management Agreement or Administration Agreement. The Company will provide subscribing investors with no less than five (5) business days’ prior written notice of a Capital Call prior to the date on which any such capital contribution is due. Such Common Shares will initially be issued at a purchase price equal to $10 per Common Share, and thereafter at a purchase price equal to the Company’s then current NAV per Common Share. As a result, the number of Common Shares investors will receive in connection with each Capital Call will vary depending upon the Company’s then current NAV per Common Share.

Share Repurchase Program and Redemption Shares

Beginning with the first calendar quarter following the one-year anniversary of the date that the Company conducts its initial closing and acceptance of subscriptions, and on a quarterly basis thereafter, the Company intends to offer to repurchase Common Shares on such terms as may be determined by its Board, in its sole discretion, unless, in the judgment of the Board, such repurchases would not be in the Company’s best interests or would violate applicable law (the “Share Repurchase Program”). The Company will conduct such repurchase offers in accordance with the requirements of Regulation 14E and Rule 13e-4 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and in reliance on Section 4(2) under the Securities Act, or Regulation D thereunder, the Securities Act and Section 23(c)(1) the 1940 Act. Any offer to repurchase shares will be conducted solely through tender offer materials delivered to each Stockholder and is not being made through this Registration Statement. In accordance with the requirements of Regulation M, the Company will not issue new Common Shares while a repurchase offer remains open.

The Company will limit the number of Common Shares to be repurchased under the Share Repurchase Program in any calendar year to 20% of the weighted average number of Common Shares outstanding in the prior calendar year, or 5% in each quarter, though the actual number of Common Shares that the Company offers to repurchase may be less in light of the limitations noted below. While the Company may, at the discretion of the Board, use cash on hand, cash available from borrowings and cash from the sale of investments as of the end of the applicable quarter to repurchase Common Shares, given the illiquid nature of the Company’s investments, it generally expects to issue redeeming Stockholders shares of its Class B Common Stock (the “Redemption Shares”) on a one for one basis for each of its Common Shares repurchased in connection with the Share Repurchase Program. The Company expects to issue such Redemption Shares in connection with such repurchase offers in accordance with Section 4(2) under the Securities Act or Regulation D promulgated thereunder in order to permit the offer and issuance of such Redemption Shares without registration under the Securities Act.

Each Redemption Share will have the same NAV and be entitled to the same distributions as each of the Company’s Common Shares while outstanding. Such Redemption Shares will be redeemable at the Company’s discretion at their then current NAV per Redemption Share, and the Company will generally commit, in connection with each repurchase offer to use any available funds, either from new investor subscriptions or the disposition of the Company’s investments, to redeem such Redemption Shares within one year after their issuance. Pursuant to the Charter, the Company will redeem Redemption Shares in the order in which they were issued, provided, that to the extent the Company redeems less than the full number of Redemption Shares issued on a specific date, it will do so on a pro rata basis. The Company intends to treat the Redemption Shares as a “senior security” for purposes of the 1940 Act. As a result, the Company must generally have an asset coverage ratio of at least 200%, taking into account the aggregate repurchase obligation with respect to its outstanding Redemption Shares and any other senior securities it may have outstanding, which will limit the number of Redemption Shares the Company may have outstanding at any one time. In addition, in accordance with the 1940 Act, at any time the Company has Redemption Shares outstanding, two of the members of its Board will be designated as subject to election by the holders of such outstanding Redemption Shares, voting as a separate class. A majority of the outstanding voting securities of a company is defined under the 1940 Act as the lesser of: (a) 67% or more of such Company’s voting securities present at a meeting if more than 50% of the outstanding voting securities of such company are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of such company.

In connection with its consideration of whether to offer to exchange Common Shares for Redemption Shares, the Board will consider any requests it has received from Stockholders. If the amount of repurchase requests exceeds the number of Common Shares the Company seeks to repurchase, the Company will repurchase or exchange such Common Shares on a pro rata basis. As a result, the Company may repurchase less than the full amount of Common Shares that a Stockholder requests to have repurchased. Further, the Company will not be obligated to repurchase Common Shares or redeem Redemption Shares issued in any repurchase offers if doing so would violate restrictions on distributions under applicable federal or Maryland law, including Section 2-311 of the Maryland General Corporation Law, prohibiting distributions that would cause the Company to fail to meet statutory tests of solvency. If the Company does not repurchase the full amount of a Stockholder’s shares that such Stockholder has requested to be repurchased, or

IDR Core Property Index Fund Ltd

NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2021 (Unaudited)

the Board determines not to make repurchases of its Common Shares or to redeem any Redemption Shares issued in connection with prior repurchase offers, Stockholders may not be able to dispose of their Common Shares or Redemption Shares. In addition, any redemption of Redemption Shares issued in connection with repurchase offers will be subject in part to the Company’s available cash and compliance with the REIT qualification rules promulgated under the Code and the 1940 Act. The Company will not borrow funds to redeem Redemption Shares.

While the Company intends to conduct quarterly repurchases of its Common Shares as described above, the Company is not required to do so, and the Board may suspend or terminate the share repurchase program at any time. While it is unlikely to do so, the Company may also conduct repurchases of its Common Stock at other times outside the Share Repurchase Program if it determines that doing so would be in the best interests of the Company.

Redemption Shares are also subject to a number of further significant limitations which preclude redemption by the Company if such redemption (i) could cause the Company to fail to maintain its qualification as a REIT or as a “domestically controlled qualified investment entity” within the meaning of Section 897(h)(4)(B) of the Code, (ii) may cause the Company to be treated as a “pension-held REIT” within the meaning of Section 856(h)(3)(D) of the Code, or (iii) together with all other repurchase offers during any applicable fiscal quarter would require the Company to pay less than $250,000 in respect of such requests.

Default by a Subscribing Investor

All capital commitments by an investor to the Company are irrevocable. Upon any default by an investor to make a capital contribution when due that is not cured within five business days, such defaulting investor shall be deemed a “Defaulted Stockholder” and the Company may take any or all of the following actions, in the Company’s discretion: (i) cause the amount due to bear interest payable to the Company at a rate of the higher of (x) 12% per annum and (y) any default rate per annum that may be imposed by any Eligible Component Fund on the Company in connection with a default by the Company to make a capital contribution when due to such Eligible Component Fund that was caused by the default of the Defaulted Stockholder; (ii) cancel the Defaulted Stockholder’s remaining capital commitment in whole or in part; or (iii) acquire all of the Common Shares and/or Redemption Shares of the Defaulted Stockholder for a price equal to 70% of the then current NAV per share.

9. Investment Transactions

For the six months ended December 31, 2021, total capital called by Investment Funds amounted to $8,932,600.

10. Indemnifications

In the normal course of business, the Company enters into contracts that contain a variety of representations which provide general indemnifications. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

11. Subsequent Events

In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein. During this period, purchases of investments in private real estate funds equaled $2,812,400. There have been no other subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

IDR Core Property Index Fund Ltd

Other Information
December 31, 2021 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30, no later than August 31. The Fund’s Form N-PX filing and a description of the Fund’s proxy voting policies and procedures are available: (i) without charge, upon request, by calling the Fund at 1.210.459.0596 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available, without charge and upon request, on the SEC’s website at www.sec.gov.

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Investment Adviser
IDR Investment Management, LLC
3 Summit Park Dr., Suite 450
Independence, OH 44131

Custodian
Wilmington Savings Fund Society, FSB
500 Delaware Avenue, 11th Floor
Wilmington, DE 19801

Fund Administrator, Transfer Agent, and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212-3949

Independent Registered Public Accounting Firm
RSM US LLP
30 S. Wacker Dr., Suite 3300
Chicago, IL 60606

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual reports.

(b) Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

Item 11. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13. Exhibits.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	IDR Core Property Index Fund Ltd

By (Signature and Title)*
/s/ Gary A. Zdolshek
Gary A. Zdolshek, President
(Principal Executive Officer)

Date	March 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By (Signature and Title)*	/s/ Gary A. Zdolshek
Gary A. Zdolshek, President
(Principal Executive Officer)

Date	March 7, 2022

By (Signature and Title)*	/s/ Thomas J. Bartos
Thomas J. Bartos, Treasurer
(Principal Financial Officer)

Date	March 7, 2022